Employee Headcount - (Details) - employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosures
Cloud and software	15,646	16,392	16,288
Services	19,644	19,842	20,239
Research and development	32,244	29,580	27,634
Sales and marketing	28,215	25,834	25,781
General and administration	6,879	6,689	6,530
Infrastructure	4,786	4,094	3,859
SAP Group at period end	107,415	102,430	100,330
Thereof acquisitions	914	781	2,113
SAP Group (months' end average)	104,364	101,476	99,157
EMEA
Disclosures
Cloud and software	5,947	6,278	6,501
Services	8,229	8,175	8,250
Research and development	15,347	13,705	12,710
Sales and marketing	11,136	10,348	10,205
General and administration	3,374	3,285	3,161
Infrastructure	2,609	2,291	2,220
SAP Group at period end	46,641	44,082	43,048
Thereof acquisitions	462	609	338
SAP Group (months' end average)	45,359	43,340	42,697
Americas
Disclosures
Cloud and software	4,586	4,589	4,426
Services	5,491	5,934	6,018
Research and development	6,326	6,094	5,793
Sales and marketing	11,598	10,485	10,368
General and administration	2,306	2,161	2,123
Infrastructure	1,353	1,107	984
SAP Group at period end	31,660	30,369	29,712
Thereof acquisitions	407	97	1,638
SAP Group (months' end average)	30,651	30,306	29,368
APJ
Disclosures
Cloud and software	5,113	5,525	5,361
Services	5,924	5,733	5,971
Research and development	10,571	9,781	9,131
Sales and marketing	5,481	5,000	5,209
General and administration	1,199	1,243	1,246
Infrastructure	824	696	654
SAP Group at period end	29,113	27,979	27,571
Thereof acquisitions	45	75	137
SAP Group (months' end average)	28,354	27,830	27,092